RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Due From Related Parties, Current	¥ 55,940	$ 8,429	¥ 0
Beijing Shihui [Member]
Due From Related Parties, Current	¥ 55,940		¥ 0